RIGHT OF USE ASSETS AND LEASES - Right-of-use assets (Details) - ZAR (R) R in Millions	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	R 6,794.9
Lease modifications	0.0	R 4.4
Lease derecognitions	0.0	(0.4)
Property, plant and equipment including right-of-use assets at end of period	8,542.2	6,794.9
Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	25.7
Property, plant and equipment including right-of-use assets at end of period	20.0	25.7
Mine plant facilities and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,900.0
Property, plant and equipment including right-of-use assets at end of period	1,935.1	1,900.0
Mine plant facilities and equipment | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	5.9
Property, plant and equipment including right-of-use assets at end of period	4.0	5.9
Mine property and development
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	1,665.8
Property, plant and equipment including right-of-use assets at end of period	1,676.4	1,665.8
Mine property and development | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	19.8
Property, plant and equipment including right-of-use assets at end of period	16.0	19.8
Cost
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	9,289.4	6,204.4
Lease modifications		4.4
Lease derecognitions	(1.2)	(4.5)
Property, plant and equipment including right-of-use assets at end of period	11,489.9	9,289.4
Cost | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	94.5	90.1
Additions	2.8	4.5
Lease modifications		4.4
Lease derecognitions	(1.2)	(4.5)
Property, plant and equipment including right-of-use assets at end of period	96.1	94.5
Cost | Mine plant facilities and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	3,106.6	2,901.6
Lease modifications		0.0
Lease derecognitions	(1.2)	(1.3)
Property, plant and equipment including right-of-use assets at end of period	3,317.7	3,106.6
Cost | Mine plant facilities and equipment | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	25.1	26.4
Additions	0.3	0.0
Lease modifications		0.0
Lease derecognitions	(1.2)	(1.3)
Property, plant and equipment including right-of-use assets at end of period	24.2	25.1
Cost | Mine property and development
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	2,944.0	2,788.6
Lease modifications		4.4
Lease derecognitions	0.0	(3.2)
Property, plant and equipment including right-of-use assets at end of period	3,130.1	2,944.0
Cost | Mine property and development | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	69.4	63.7
Additions	2.5	4.5
Lease modifications		4.4
Lease derecognitions	0.0	(3.2)
Property, plant and equipment including right-of-use assets at end of period	71.9	69.4
Accumulated depreciation and impairment
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(2,494.5)	(2,294.9)
Lease derecognitions	1.2	4.0
Depreciation	(459.2)	(270.4)
Property, plant and equipment including right-of-use assets at end of period	(2,947.7)	(2,494.5)
Accumulated depreciation and impairment | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(68.8)	(55.3)
Lease derecognitions	1.2	4.0
Depreciation	(8.5)	(17.5)
Property, plant and equipment including right-of-use assets at end of period	(76.1)	(68.8)
Accumulated depreciation and impairment | Mine plant facilities and equipment
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(1,206.6)	(1,108.7)
Lease derecognitions	1.2	4.0
Depreciation	(178.7)	(110.3)
Property, plant and equipment including right-of-use assets at end of period	(1,382.6)	(1,206.6)
Accumulated depreciation and impairment | Mine plant facilities and equipment | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(19.2)	(16.7)
Lease derecognitions	1.2	4.0
Depreciation	(2.2)	(6.5)
Property, plant and equipment including right-of-use assets at end of period	(20.2)	(19.2)
Accumulated depreciation and impairment | Mine property and development
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(1,278.2)	(1,176.5)
Lease derecognitions	0.0	0.0
Depreciation	(178.8)	(160.1)
Property, plant and equipment including right-of-use assets at end of period	(1,453.7)	(1,278.2)
Accumulated depreciation and impairment | Mine property and development | Right of use assets
Disclosure of quantitative information about right-of-use assets [line items]
Property, plant and equipment including right-of-use assets at beginning of period	(49.6)	(38.6)
Lease derecognitions	0.0	0.0
Depreciation	(6.3)	(11.0)
Property, plant and equipment including right-of-use assets at end of period	R (55.9)	R (49.6)